Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities	$ (461.2)	$ (84.4)
Recognized in net earnings in the year	(27.7)	86.8
Initial deferred tax liability associated with the Yamana Acquisition	0.0	(881.2)
Disposition of mining properties (Note 9)	11.7	419.3
Recognized in other comprehensive income (loss) in year	0.0	(0.5)
Other	0.0	(1.2)
Net deferred tax liabilities	(477.2)	(461.2)
Deferred tax assets	44.5	80.4
Deferred tax liabilities	(521.7)	(541.6)
Net deferred tax liabilities	$ (477.2)	$ (461.2)